Stock-Based Compensation - Restricted stock award activity (Details) - Restricted Stock Units (RSUs) - $ / shares shares in Thousands	1 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2017	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Shares
Outstanding beginning balance			1,261	37
Granted	37	75	1,720	1,510
Vested			(322)	(185)	(38)	(38)
Forfeited			(4)	(101)
Outstanding ending balance			2,655	1,261	37
Expected to vest			2,330	1,149
Weighted Average Grant Date Fair Value
Outstanding beginning balance (in dollars per share)			$ 7.74	$ 3.72
Granted (in dollars per share)	$ 3.72	$ 1.68	30.88	7.59
Vested (in dollars per share)			8.97
Forfeited (in dollars per share)			35.54
Outstanding ending balance (in dollars per share)			$ 22.54	$ 7.74	$ 3.72